PROVISIONS FOR CONTINGENCIES - Reserve Roll Forward (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 06, 2019	May 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			$ 2,862
Balance at end of year			2,602	$ 2,862
Reserve for labor claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			678	49	$ 1,138
Additions			907	926	187
Recovery			(1,247)	0	0
Utilization of provision for contingencies			(99)	(222)	(1,288)
Foreign exchange			(148)	(75)	12
Balance at end of year			91	678	49
Reserve for regulatory claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			2,184	1,130	807
Additions			219	1,144	340
Recovery			(879)	0	0
Utilization of provision for contingencies			(95)	0	(32)
Foreign exchange			82	(90)	15
Balance at end of year			1,511	2,184	1,130
Reserve for commercial claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			0	0	0
Additions			1,000	0	0
Balance at end of year			$ 1,000	$ 0	$ 0
Reserve for commercial claims | Sistemas Colombia S.A.S.
Reconciliation of changes in other provisions [abstract]
Additions	$ 2,100	$ 1,400